FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements (Tables) [Table]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis by Level of Fair Value Hierarchy
	June 30, 2025
	Level 3		Total
Financial Liabilities
Private Warrants to ordinary shares	$	*	$	*
Promissory Notes		$3,190		$3,190

	December 31, 2024
	Level 3	Total
Financial Liabilities
Private Warrants to ordinary shares	$2	$2
Promissory Notes	$3,965	$3,965

	December 31, 2024
	Level 3	Total
Financial Liabilities
Private Warrants to ordinary shares	$2	$2
Promissory Notes	$3,965	$3,965

	December 31, 2023
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$200	$200

Schedule of Fair Value of Liabilities Classified Under Level 3
	Six months ended June 30, 2025			Three months ended June 30, 2025
	Promissory Notes	Private Warrants to ordinary shares		Promissory Notes	Private Warrants to ordinary shares
Fair value at the beginning of the period	$3,965		$2	$2,993		$1
Change in fair value	290		(2)	197		(1)
Repayments	(709)		-	-		-
Conversion to equity	(356)		-	-		-
Fair value at the end of the period	$3,190	$	*	$3,190	$	*

* Represents an amount less than $1

	Six months ended June 30, 2024	Three months ended June 30, 2024
	Warrants to preferred shares
Fair value at the beginning of the period	$200	$281
Change in fair value	145	64
Fair value at the end of the period	$345	$345

	2024
	Promissory Notes	Warrants to preferred shares		Private Warrants to ordinary shares
Fair value at the beginning of the year	$-		$200	$-
Issuance	4,622			1,130
Change in fair value	(407)		134	(1,128)
Repayments	(250)		-	-
Conversion to equity	-		(334)	-
Fair value at the end of the year	$3,965	$	-,-	$2

2023
Warrants to preferred shares
Fair value at the beginning of the year	$3
Issuance	111
Change in fair value	86
Fair value at the end of the year	$200

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs
	June 30
	2025	2024
Volatility	90.34%	74.82%
Term (years)	4.13	5.13
Dividend yield	0%	0%

	December 31,	August 15,
	2024	2024
Volatility	77.69%	80.23%
Dividend yield	0%	0%